Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 08, 2016
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Jul. 08, 2016
Document Effective Date	Jul. 08, 2016
Prospectus Date	Jul. 08, 2016
Trading Symbol	TLSY